Share based compensation - Options Outstanding (Details) - Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Granted (in shares)	0
Seadrill Scheme
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at beginning of year (in shares)	2,015,171	2,241,116	2,838,758
Granted (in shares)		710,000	0
Exercised (in shares)	0	0	(461,477)
Forfeited (in shares)	(1,067,671)	(935,945)	(136,165)
Outstanding at end of year (in shares)	947,500	2,015,171	2,241,116
Exercisable at end of year (in shares)	412,917	882,152	1,169,584
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding at beginning of year (in US dollars per share)	$ 28.53	$ 35.10	$ 28.53
Granted (in US dollars per share)	0.00	12.04	0.00
Exercised (in US dollars per share)	0.00	0.00	20.19
Forfeited (in US dollars per share)	35.29	32.81	34.57
Outstanding at end of year (in US dollars per share)	20.08	28.53	35.10
Exercisable at end of year (in US dollars per share)	$ 25.79	$ 36.14	$ 27.38